Employee benefit plans	6 Months Ended
Sep. 30, 2015
Employee benefit plans
Employee benefit plans

11. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.

Net periodic benefit cost

The net periodic benefit cost of the defined benefit plans of Japanese entities’ includes the following components.

	Millions of yen
	Six months ended September 30
	2014	2015
Service cost	¥3,882	¥4,120
Interest cost	1,545	1,046
Expected return on plan assets	(2,866)	(3,032)
Amortization of net actuarial losses	1,063	739
Amortization of prior service cost	(573)	(574)

Net periodic benefit cost	¥3,051	¥2,299

	Millions of yen
	Three months ended September 30
	2014	2015
Service cost	¥1,945	¥2,089
Interest cost	772	523
Expected return on plan assets	(1,433)	(1,516)
Amortization of net actuarial losses	589	364
Amortization of prior service cost	(285)	(287)

Net periodic benefit cost	¥1,588	¥1,173

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.